Share-Based Compensation - Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.63%	1.65%	2.27%
Risk-free interest rate, maximum	1.88%	2.54%	2.93%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum	44.37%	44.23%	45.30%
Expected volatility, maximum	47.83%	44.71%	46.10%
Weighted average expected volatility	46.37%	44.53%	45.98%
Expected exercise multiple		¥ 2.5	¥ 2.5
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise multiple	¥ 2.8
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise multiple	¥ 2.5